Schedule of Investments September 30, 2020 (Unaudited)

LK Balanced Fund

Description	Shares/Par	Value
COMMON STOCKS - 64.6%
Communication Services - 6.6%
CenturyLink	45,000	$454,050
Discovery, Class C *	19,000	372,400
Walt Disney	6,500	806,520
		1,632,970
Consumer Discretionary - 2.9%
Gildan Activewear	19,000	373,730
LKQ *	12,200	338,306
		712,036
Consumer Staples - 4.9%
Anheuser-Busch InBev - ADR	9,000	484,920
Crimson Wine Group *	30,000	148,500
Hershey	4,000	573,360
		1,206,780
Energy - 2.9%
Chevron	4,418	318,096
Phillips 66	7,700	399,168
		717,264
Financials - 9.5%
Arthur J. Gallagher	7,000	739,060
Berkshire Hathaway, Class A *	2	640,002
Berkshire Hathaway, Class B *	2,900	617,526
Cullen/Frost Bankers	5,500	351,725
		2,348,313
Health Care - 12.0%
Gilead Sciences	5,000	315,950
Johnson & Johnson	5,500	818,840
Pfizer	20,000	734,000
Thermo Fisher Scientific	2,500	1,103,800
		2,972,590
Industrials - 10.0%
Aerojet Rocketdyne Holdings *	12,000	478,680
Boeing	2,050	338,783
Hexcel	6,000	201,300
Kansas City Southern	4,600	831,818
Lincoln Electric Holdings	7,000	644,280
		2,494,861
Information Technology - 3.6%
Keysight Technologies *	1,700	167,926
Microsoft	3,500	736,155
		904,081
Materials - 3.7%
Constellium, Class A *	20,000	157,000
Orion Engineered Carbons	24,000	300,240
Vulcan Materials	3,500	474,390
		931,630
Real Estate - 8.5%
Brookfield Asset Management, Class A	25,500	843,030
Texas Pacific Land Trust	2,000	903,120
Weyerhaeuser - REIT	12,800	365,056
		2,111,206
Total Common Stocks
(Cost $9,380,650)		16,031,731

CORPORATE BONDS - 17.7%	Par
Consumer Discretionary - 4.0%
Advance Auto Parts
4.500%, 12/01/2023	$250,000	280,039
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	465,000
Newell Rubbermaid
3.900%, 11/01/2025	250,000	251,563
		996,602
Consumer Staples - 2.2%
Bunge Limited Finance
3.500%, 11/24/2020	250,000	251,103
Campbell Soup
2.500%, 08/02/2022	300,000	311,191
		562,294
Energy - 1.0%
Murphy Oil
4.450%, 12/01/2022	250,000	245,700

Financials - 3.9%
Old Republic International
3.875%, 08/26/2026	500,000	569,182
Opus Bank
5.500%, 07/01/2026	400,000	404,484
		973,666
Industrials - 3.9%
General Electric
5.000%, 12/29/2049	500,000	399,190
Hexcel
4.700%, 08/15/2025	250,000	277,798
Keysight Technologies
4.550%, 10/30/2024	250,000	282,706
		959,694
Information Technology - 2.7%
Corning
7.530%, 03/01/2023	110,000	121,416
Intel
2.700%, 12/15/2022	250,000	263,282
KLA Tencor
4.650%, 11/01/2024	250,000	285,783
		670,481
Total Corporate Bonds
(Cost $4,317,842)		4,408,437

UNITED STATES GOVERNMENT NOTES/BONDS - 5.1%
United States Treasury Notes/Bonds
1.375%, 10/31/2020	250,000	250,262
1.375%, 01/31/2021	500,000	502,068
2.500%, 02/28/2021	500,000	504,923
Total United States Government Notes/Bonds
(Cost $1,257,151)		1,257,253

INVESTMENT COMPANY - 2.0%	Shares
Vanguard Short-Term Investment-Grade Fund, Admiral Shares
(Cost $499,590)	45,500	499,590

MUNICIPAL BOND - 0.8%	Par
Colony, Texas Local Development Corporation (BHAC Insured)
2.594%, 10/01/2020
Total Municipal Bond
(Cost $190,000)	$190,000	190,000

SHORT-TERM INVESTMENTS - 9.7%
UNITED STATES TREASURY BILLS - 4.0%
United States Treasury Bill, 0.095%, 12/15/2020 (a)	500,000	499,763
United States Treasury Bill, 0.098%, 03/25/21 (a)	500,000	499,901
		999,664
MONEY MARKET FUND - 5.7%	Shares
First American Government Obligations, Class Z, 0.05% (b)	1,419,651	1,419,651

Total Short-Term Investments
(Cost $2,419,321)		2,419,315

Total Investments - 99.9%
Cost ($18,064,554)		24,806,326
Other Assets and Liabilities, Net - 0.1%		16,522
Total Net Assets - 100.0%		$24,822,848

ADR -	American Depositary Receipt.
BHAC -	Berkshire Hathaway Assurance Corporation.
REIT -	Real Estate Investment Trust.
*	Non-income producing security
(a)	The rate shown is the effective yield as of September 30, 2020.
(b)	The rate shown is the annualized seven-day effective yield as of September 30, 2020.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,031,731	$-	$-	$16,031,731
Corporate Bonds	-	4,408,437	-	4,408,437
United States Government Notes/Bonds	-	1,257,253	-	1,257,253
United States Treasury Bill	-	999,664	-	999,664
Municipal Bond	-	190,000	-	190,000
Money Market Fund	1,419,651	-	-	1,419,651
Investment Company	499,590	-	-	499,590
Total Investments in Securities	$17,950,972	$6,855,354	$-	$24,806,326

Refer to Schedule of Investments for further information on the classification of investments.